Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of operating lease expenses

	For the Fiscal Years ended September 30,
	2024	2023	2022

Operating lease cost	$39,310	$38,450	$59,086

Schedule of other information

	For the Fiscal Years ended September 30,
	2024	2023	2022

Weighted-average remaining term in years
Operating leases	2.06	3.02	3.83
Weighted-average discount rate
Operating leases	10.80%	10.80%	10.80%
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$13,365	$—
Right-of-use assets derecognized for termination of operating lease liabilities	$—	$—	$(74,416)

Schedule of future minimum lease payments

Twelve months ending September 30,	Lease payment

2025	$44,460
2026	34,200
2027	3,420
2028	1,710
Thereafter	—
Total lease payments	83,790
Less: discount	7,850
Present value of lease liabilities	$75,940